UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

NASDAQ Premium Income & Growth Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
NASDAQ Premium Income & Growth Fund Inc. (QQQX)
September 30, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 102.2%
	Common Stocks – 102.2%
	Aerospace & Defense – 0.6%
2,843	Lockheed Martin Corporation	$ 362,625
2,019	Precision Castparts Corporation	458,798
8,828	United Technologies Corporation	951,835
	Total Aerospace & Defense	1,773,258
	Air Freight & Logistics – 0.4%
2,768	FedEx Corporation	315,856
8,274	United Parcel Service, Inc., Class B	755,995
4,069	UTI Worldwide, Inc.	61,483
	Total Air Freight & Logistics	1,133,334
	Airlines – 0.1%
6,915	Ryanair Holdings PLC	343,952
	Auto Components – 0.3%
1,406	Autoliv Inc.	122,870
1,182	BorgWarner Inc.	119,843
10,993	Gentex Corporation	281,311
4,227	Lear Corporation	302,526
	Total Auto Components	826,550
	Beverages – 0.1%
4,447	Brown-Forman Corporation	302,974
1,705	PepsiCo, Inc.	135,548
	Total Beverages	438,522
	Biotechnology – 11.6%
14,421	Alkermes Inc., (2)	484,834
30,000	Amgen Inc., (3)	3,358,200
11,732	BioMarin Pharmaceutical Inc., (2)	847,285
60,000	Celgene Corporation, (2)	9,235,800
9,456	Cubist Pharmaceuticals Inc., (2)	600,929
3,743	Genomic Health, Inc., (2)	114,461
225,000	Gilead Sciences, Inc., (2)	14,139,000
6,049	Immunogen, Inc., (2)	102,954
9,571	Incyte Pharmaceuticals Inc.	365,134
10,136	ISIS Pharmaceuticals, Inc., (2)	380,505
36,642	Lexicon Genetics, Inc., (2)	86,842
12,904	Myriad Genentics Inc., (2)	303,244
5,158	Onyx Pharmaceuticals Inc., (2)	643,048
9,000	Regeneron Pharmaceuticals, Inc., (2)	2,815,830
12,177	Seattle Genetics, Inc.	533,718
3,054	Theravance Inc.	124,878
6,117	United Therapeutics Corporation, (2)	482,325
20,000	Vertex Pharmaceuticals Inc., (2)	1,516,400
	Total Biotechnology	36,135,387
	Capital Markets – 0.4%
4,494	Franklin Resources, Inc.	227,172
11,627	SEI Investments Company	359,391
5,883	T. Rowe Price Group Inc.	423,164
5,152	TD Ameritrade Holding Corporation	134,879
	Total Capital Markets	1,144,606
	Chemicals – 0.6%
2,138	Air Products & Chemicals Inc.	227,847
5,970	Ecolab Inc.	589,597
7,810	Methanex Corporation	400,419
1,163	Monsanto Company	121,382
3,448	Praxair, Inc.	414,484
	Total Chemicals	1,753,729
	Commercial Services & Supplies – 0.6%
3,842	Cintas Corporation	196,710
5,162	Copart Inc., (2)	164,100
2,907	Iron Mountain Inc.	78,547
7,605	KAR Auction Services Inc.	214,537
3,753	Rollins Inc.	99,492
15,000	Tetra Tech, Inc., (2)	388,350
3,738	United Stationers, Inc.	162,603
4,788	Waste Connections Inc.	217,423
9,417	Waste Management, Inc.	388,357
	Total Commercial Services & Supplies	1,910,119
	Communications Equipment – 8.6%
604,206	Cisco Systems, Inc., (3)	14,150,505
21,858	LM Ericsson Telefonaktiebolget, Sponsored ADR	291,804
184,022	QUALCOMM, Inc.	12,395,722
	Total Communications Equipment	26,838,031
	Computers & Peripherals – 14.4%
90,000	Apple, Inc., (3)	42,907,500
8,806	EMC Corporation	225,081
24,822	SanDisk Corporation	1,477,157
	Total Computers & Peripherals	44,609,738
	Containers & Packaging – 0.0%
1,377	Silgan Holdings, Inc.	64,719
	Distributors – 0.4%
40,470	LKQ Corporation, (2)	1,289,374
	Diversified Consumer Services – 0.0%
1,285	Strayer Education Inc.	53,353
	Diversified Telecommunication Services – 0.3%
11,623	AT&T Inc.	393,090
12,086	Verizon Communications Inc.	563,933
	Total Diversified Telecommunication Services	957,023
	Electrical Equipment – 0.1%
4,297	Eaton PLC	295,805
	Electronic Equipment & Instruments – 0.3%
995	Amphenol Corporation, Class A	76,993
3,675	Arrow Electronics, Inc., (2)	178,348
5,960	Avnet Inc.	248,592
13,756	National Instruments Corporation	425,473
1,870	Plexus Corporation, (2)	69,564
	Total Electronic Equipment & Instruments	998,970
	Food & Staples Retailing – 0.2%
2,453	Casey’s General Stores, Inc.	180,296
5,132	CVS Caremark Corporation	291,241
1,862	Fresh Market Inc., (2)	88,091
1,050	PriceSmart, Inc.	100,002
	Total Food & Staples Retailing	659,630
	Health Care Equipment & Supplies – 0.9%
11,141	Abbott Laboratories	369,770
4,453	Baxter International, Inc.	292,518
2,926	Becton, Dickinson and Company	292,659
1,655	C. R. Bard, Inc.	190,656
6,787	Covidien PLC	413,600
1,123	Idexx Labs Inc., (2)	111,907
9,210	Medtronic, Inc.	490,433
2,552	Saint Jude Medical Inc.	136,889
3,714	Stryker Corporation	251,029
1,202	Varian Medical Systems, Inc., (2)	89,825
2,561	Zimmer Holdings, Inc.	210,361
	Total Health Care Equipment & Supplies	2,849,647
	Health Care Providers & Services – 2.0%
7,890	AmerisourceBergen Corporation	482,079
7,457	Cardinal Health, Inc.	388,883
75,000	Express Scripts, Inc., (2)	4,633,500
5,773	McKesson HBOC Inc.	740,676
1,606	Patterson Companies, Inc.	64,561
	Total Health Care Providers & Services	6,309,699
	Health Care Technology – 0.1%
8,481	Allscripts Healthcare Solutions Inc., (2)	126,112
13,136	Quality Systems Inc.	285,445
	Total Health Care Technology	411,557
	Hotels, Restaurants & Leisure – 0.9%
3,330	Cheesecake Factory Inc.	146,354
2,690	Darden Restaurants, Inc.	124,520
1,773	Panera Bread Company, (2)	281,074
13,593	Wynn Resorts Ltd	2,147,830
	Total Hotels, Restaurants & Leisure	2,699,778
	Household Durables – 0.0%
100	NVR Inc., (2)	91,919
	Household Products – 0.1%
3,724	Procter & Gamble Company	281,497
	Industrial Conglomerates – 0.1%
1,793	3M Co.	214,102
3,005	Danaher Corporation	208,307
	Total Industrial Conglomerates	422,409
	Insurance – 0.1%
5,268	CNA Financial Corporation	201,132
	Internet & Catalog Retail – 7.1%
50,000	Amazon.com, Inc., (2)	15,632,000
1,604	Hosting Site Network, Inc.	86,006
6,208	Priceline.com Incorporated, (2)	6,275,978
	Total Internet & Catalog Retail	21,993,984
	Internet Software & Services – 13.0%
31,371	Baidu.com, Inc., Sponsored ADR, (2)	4,868,152
147,828	eBay Inc., (2), (3)	8,247,324
28,325	Google Inc., Class A, (2)	24,810,151
11,128	IAC/InterActiveCorp.	608,368
4,807	J2 Global Inc.	238,043
1,436	Mercadolibre, Inc.	193,731
7,516	Netease.com, Inc.	545,737
4,376	NIC, Incorporated	101,129
1,733	Sina Corporation, (2)	140,668
2,032	Sohu.com Inc.	160,183
8,335	ValueClick, Inc., (2)	173,785
5,270	WebMD Health Corporation, Class A, (2)	150,722
	Total Internet Software & Services	40,237,993
	IT Services – 2.0%
4,453	Acxiom Corporation, (2)	126,421
27,590	Amdocs Limited	1,010,898
10,704	Computer Sciences Corporation	553,825
5,989	CSG Systems International Inc., (3)	150,024
19,208	Genpact Limited	362,647
1,448	Global Payments Inc.	73,964
19,648	Henry Jack and Associates Inc.	1,014,033
9,723	International Business Machines Corporation (IBM)	1,800,505
5,008	Leidos Holdings Inc.	227,998
8,650	ManTech International Corporation, Class A	248,774
3,931	NeuStar, Inc., (2)	194,506
6,846	Sapient Corporation, (2)	106,592
2,862	Science Applications International, (2)	96,597
2,118	Teradata Corporation, (2)	117,422
8,580	Total System Services Inc.	252,424
	Total IT Services	6,336,630
	Life Sciences Tools & Services – 0.9%
4,788	Charles River Laboratories International, Inc., (2)	221,493
14,460	ICON PLC	591,848
5,980	Luminex Corporation, (2)	119,600
20,567	Techne Corporation	1,646,594
1,133	Thermo Fisher Scientific, Inc.	104,406
	Total Life Sciences Tools & Services	2,683,941
	Machinery – 0.4%
2,571	AGCO Corporation	155,340
18,967	CNH Industrial NV	237,097
1,251	Deere & Company	101,819
7,181	Makita Corporation, ADR, (6)	417,139
3,641	Nordson Corporation	268,087
2,114	WABCO Holdings Inc., (2)	178,126
	Total Machinery	1,357,608
	Media – 6.8%
230,000	Comcast Corporation, Class A	10,384,500
14,000	Discovery Communications inc., Class A Shares, (2)	1,181,880
2,045	Lamar Advertising Company, (2)	96,176
51,332	News Corporation, Class A, (2)	824,392
11,375	Omnicom Group, Inc.	721,630
2,345	Scripps Networks Interactive, Class A Shares	183,168
205,331	Twenty First Century Fox Inc., Class A Shares	6,878,589
6,836	WPP Group PLC	703,698
	Total Media	20,974,033
	Multiline Retail – 0.4%
7,979	Dollar General Corporation, (2)	450,494
10,757	Macy’s, Inc.	465,455
2,818	Nordstrom, Inc.	158,372
	Total Multiline Retail	1,074,321
	Office Electronics – 0.1%
29,579	Xerox Corporation	304,368
1,872	Zebra Technologies Corporation, Class A, (2)	85,232
	Total Office Electronics	389,600
	Pharmaceuticals – 1.0%
11,141	AbbVie Inc.	498,337
1,753	Actavis Inc., (2)	252,432
4,275	Allergan, Inc.	386,674
3,606	Bristol-Myers Squibb Company	166,886
8,946	Endo Pharmaceuticals Holdings Inc., (2)	406,506
12,362	Forest Laboratories, Inc., (2)	528,970
848	Mallinckrodt PLC, (2)	37,388
6,009	Shire PLC, ADR	720,419
5,980	ViroPharma, Inc., (2)	235,014
	Total Pharmaceuticals	3,232,626
	Professional Services – 0.6%
6,314	Equifax Inc.	377,893
2,798	IHS Inc., (2)	319,476
1,389	Towers Watson & Company, Class A Shares	148,567
15,000	Verisk Analytics Inc, Class A Shares, (2)	974,400
	Total Professional Services	1,820,336
	Road & Rail – 0.5%
3,987	CSX Corporation	102,625
19,779	Heartland Express, Inc.	280,664
4,374	J.B. Hunt Transports Serives Inc.	318,996
9,051	Landstar System	506,675
8,819	Werner Enterprises, Inc.	205,747
	Total Road & Rail	1,414,707
	Semiconductors & Equipment – 9.5%
9,078	Aixtron AG, Aachen SH	153,963
28,000	Analog Devices, Inc., (3)	1,317,400
20,000	ARM Holdings PLC	962,400
2,443	ASM International NV	84,772
12,580	ASM Lithography Holding NV	1,242,401
25,000	Broadcom Corporation, Class A	650,250
2,227	Cabot Microelectronics Corporation, (2)	85,784
10,000	Cree, Inc., (2)	601,900
5,040	Hittite Microwave Corporation, (2)	329,364
575,000	Intel Corporation, (3)	13,179,000
5,743	International Rectifier Corporation, (2)	142,254
11,540	Intersil Holding Corporation, Class A	129,594
4,477	Lam Research Corporation, (2)	229,178
17,996	LSI Logic Corporation	140,729
2,198	Mellanox Technologies, Limited	83,436
121,609	Micron Technology, Inc., (2)	2,124,509
8,107	Microsemi Corporation, (2)	196,595
72,634	NVIDIA Corporation	1,130,185
7,270	NXP Semiconductors NV, (2)	270,517
27,886	ON Semiconductor Corporation, (2)	203,568
5,933	Power Integrations Inc.	321,272
11,023	Rambus Inc., (2)	103,616
5,950	Semtech Corporation, (2)	178,441
10,146	Silicon Laboratories Inc., (2)	433,336
44,749	Siliconware Precision Industries Company Limited	258,649
8,537	Skyworks Solutions Inc., (2)	212,059
50,000	Taiwan Semiconductor Manufacturing Company Limited	848,000
7,657	Tessera Technologies Inc.	148,163
90,000	Texas Instruments Incorporated, (3)	3,624,300
	Total Semiconductors & Equipment	29,385,635
	Software – 13.7%
1,606	ACI Worldwide, Inc., (2)	86,820
5,000	Advent Software Inc.	158,750
7,378	Ansys Inc., (2)	638,345
2,847	Blackbaud, Inc.	111,147
18,065	Cadence Design Systems, Inc., (2)	243,878
16,834	Compuware Corporation	188,541
3,694	Concur Technologies, Inc., (2)	408,187
4,334	Informatica Corporation, (2)	168,896
15,000	Micros Systems, Inc., (2)	749,100
760,000	Microsoft Corporation, (3)	25,315,600
1,584	Microstrategy Inc., (2)	164,356
1,330	NetSuite Inc., (2)	143,560
5,556	Open Text Corporation	414,755
350,000	Oracle Corporation, (3)	11,609,500
12,402	Parametric Technology Corporation, (2)	352,589
6,511	Progress Software Corporation, (2)	168,505
5,477	Red Hat, Inc., (2)	252,709
2,052	Salesforce.com, Inc., (2)	106,519
3,202	Solera Holdings Inc.	169,290
2,640	SS&C Technologies Holdings Inc., (2)	100,584
25,778	Synopsys Inc., (2)	971,831
5,497	Tibco Software Inc., (2)	140,668
	Total Software	42,664,130
	Specialty Retail – 2.1%
3,231	Aaron Rents Inc.	89,499
4,472	Advance Auto Parts, Inc.	369,745
18,980	Ascena Retail Group Inc., (2)	378,271
1,202	AutoZone, Inc., (2)	508,121
4,581	CarMax, Inc., (2)	222,041
3,340	Dick’s Sporting Goods Inc.	178,289
8,570	Gap, Inc.	345,200
10,855	PetSmart Inc.	827,802
9,254	Rent-A-Center Inc.	352,577
5,369	Sally Beauty Holdings Inc., (2)	140,453
5,585	Signet Jewelers Limited	400,165
5,134	Tiffany & Co.	393,367
14,382	TJX Companies, Inc.	811,001
16,094	Tractor Supply Company	1,081,034
2,515	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	300,442
2,384	Williams-Sonoma Inc.	133,981
	Total Specialty Retail	6,531,988
	Textiles, Apparel & Luxury Goods – 0.1%
2,496	PVH Corporation	296,250
	Trading Companies & Distributors – 0.1%
4,640	MSC Industrial Direct Inc., Class A	377,464
	Wireless Telecommunication Services – 0.7%
15,355	Partner Communications Company Limited	121,151
12,000	SBA Communications Corporation, (2)	965,520
19,244	Telephone and Data Systems Inc.	568,660
13,012	United States Cellular Corporation	592,430
	Total Wireless Telecommunication Services	2,247,761
	Total Long-Term Investments (cost $178,269,098)	317,512,745

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 0.0%
$ 124	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $124,161, collateralized by $130,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $130,257	0.000%	10/01/13	$ 124,161
	Total Short-Term Investments (cost $124,161)			124,161
	Total Investments (cost $178,393,259) – 102.2%			317,636,906
	Other Assets Less Liabilities – (2.2)% (4)			(6,877,789)
	Net Assets – 100%			$310,759,117

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of			Notional	Expiration	Strike
Contracts	Type		Amount (5)	Date	Price	Value (4)
(150)	NASDAQ 100 INDEX		$ (48,825,000)	10/19/13	$3,255	$ (387,000)
(100)	NASDAQ 100 INDEX		(33,000,000)	10/19/13	3,300	(108,000)
(100)	RUSSELL 2000® INDEX		(10,500,000)	10/19/13	1,050	(339,000)
(100)	RUSSELL 2000® INDEX		(10,700,000)	10/19/13	1,070	(200,500)
(100)	RUSSELL 2000® INDEX		(10,800,000)	10/19/13	1,080	(140,500)
(125)	RUSSELL 2000® INDEX		(13,625,000)	10/19/13	1,090	(116,875)
(100)	S&P 500® INDEX		(17,100,000)	10/19/13	1,710	(83,000)
(775)	Total Call Options Written (premiums received $1,323,426)		$(144,550,000)			$(1,374,875)

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3		Total
	Long-Term Investments:
	Common Stocks	$317,095,606	$417,139	$ –		$317,512,745
	Short-Term Investments:
	Repurchase Agreements	–	124,161	–		124,161
	Derivatives:
	Call Options Written	(1,374,875)	–	–		(1,374,875)
	Total	$315,720,731	$541,300	$ –		$316,262,031

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $178,452,492.
	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

	Gross unrealized:
	Appreciation					$ 141,664,196
	Depreciation					(2,479,782)

	Net unrealized appreciation (depreciation) of investments					$ 139,184,414

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(6)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NASDAQ Premium Income & Growth Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013